Note 5 - SHORT-TERM BANK DEPOSITS	12 Months Ended
Dec. 31, 2012
Note 5 - Short-Term Bank Deposits
SHORT-TERM BANK DEPOSITS
	As of December 31,
	2011	2012

Unrestricted short-term bank deposits	$ 2,529	$ 6,210
Restricted short-term bank deposits	12,024	11,217
	$ 14,553	$ 17,427

Short-term bank deposits are deposits with maturities of more than three months but less than one year. Restricted short-term bank deposits represent the amounts of cash pledged by two subsidiaries in Thailand to secure credit facilities granted by financial institutions.

These bank deposits bear interest rates ranging from 0.3% to 3.7% and 0.25% to 2.75% per annum as of December 31, 2011 and 2012, respectively.